Debt - Other Indebtedness (Detail) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2011 CreditFacility	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2012	Jun. 30, 2010
Revolving Facility [Member]
Debt Instrument [Line Items]
Uncommitted funds available for borrowing				$ 300,000,000	$ 240,000,000	$ 240,000,000
Remaining credit facility, uncommitted funds available for borrowings		293,300,000	292,700,000
Other Indebtedness [Member] | Revolving Facility [Member]
Debt Instrument [Line Items]
Number of short term credit facilities	2
Outstanding borrowings under remaining revolving facility		0	0
Other Indebtedness [Member] | Short-term Revolving Facilities Annual Renewal [Member]
Debt Instrument [Line Items]
Uncommitted funds available for borrowing	28,500,000
Other Indebtedness [Member] | Short-term Revolving Facilities Non-renewal [Member]
Debt Instrument [Line Items]
Remaining credit facility, uncommitted funds available for borrowings	13,500,000
Other Indebtedness [Member] | Remaining Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Remaining credit facility, uncommitted funds available for borrowings		15,000,000
Outstanding borrowings under remaining revolving facility		7,600,000	5,100,000
Weighted average interest rate		0.10%	0.10%
Remaining revolving facility repayment period		12 months
Other Indebtedness [Member] | Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Foreign working capital facilities maximum limit		75,000,000
Other Indebtedness [Member] | 2013 Amendment Agreement [Member] | Asia [Member]
Debt Instrument [Line Items]
Foreign working capital facilities maximum limit		$ 25,000,000